Tax Expense (Benefit)	12 Months Ended
Dec. 31, 2021
Tax Expense Benefit [Abstract]
Tax Expense (Benefit)

22. TAX EXPENSE (BENEFIT)

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Current tax expense	1,481	978	420
Deferred tax charge (Note 16)	—	—	452
Deferred tax credit (Note 16)	(1,770)	(5,377)	—
	(289)	(4,399)	872

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the applicable tax rate of 5% as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Income (loss) before tax	12,164	10,752	(1,029)
Tax expense at 5%	608	538	(52)
Tax effects of:
Disallowed expenses (credits)	239	(692)	322
Movements in temporary differences	(939)	(1,892)	233
Income subject to other tax rates	(273)	(2,144)	248
Other	76	(209)	121
	(289)	(4,399)	872